Supplement to the
Fidelity® Variable Insurance Products
Value Strategies Portfolio Initial Class, Service Class and Service Class 2
April 28, 2016
Prospectus

The following information replaces similar information found in the "Fund Summary" section under the "Portfolio Manager(s)" heading.

Matthew Friedman (portfolio manager) has managed the fund since September 2016.

The following information replaces the biographical information found in the "Fund Management" section under the "Portfolio Manager(s)" heading.

Matthew Friedman is portfolio manager of the fund, which he has managed since September 2016. He also manages other funds. Since joining Fidelity Investments in 2000, Mr. Friedman has worked as a research analyst and portfolio manager.

VVS-16-01 1.798010.108	September 29, 2016

Supplement to the
Fidelity® Variable Insurance Products
Value Strategies Portfolio Investor Class
April 28, 2016
Prospectus

The following information replaces similar information found in the "Fund Summary" section under the "Portfolio Manager(s)" heading.

Matthew Friedman (portfolio manager) has managed the fund since September 2016.

The following information replaces the biographical information found in the "Fund Management" section under the "Portfolio Manager(s)" heading.

Matthew Friedman is portfolio manager of the fund, which he has managed since September 2016. He also manages other funds. Since joining Fidelity Investments in 2000, Mr. Friedman has worked as a research analyst and portfolio manager.

VIPVS-INV-16-01 1.913320.103	September 29, 2016